SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Change in Non-cash Working Capital Items (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Inventories	$ 17,217,218	$ (29,483,874)	$ 29,476,819	$ (67,694,338)
Accounts receivable	9,399,934	(19,533,183)	22,905,724	(37,485,745)
Prepaid expenses	(383,740)	3,315,968	(979,680)	3,147,863
Trade and other payables	(8,063,895)	6,027,042	(26,988,956)	21,432,260
Deferred revenue and other deferred liabilities	31,755,817	7,994,775	24,072,109	32,759,025
Net change in non-cash working capital items	49,925,334	(31,679,272)	48,486,016	(47,840,935)
Payables, acquisition of intangible assets	196,729	474,790	196,729	474,790	$ 862,241	$ 634,331	$ 630,775	$ 4,757,926
Payables, acquisition of property, plant and equipment	$ 6,693,187	$ 7,928,670	$ 6,693,187	$ 7,928,670	$ 7,758,536	$ 11,750,398	$ 13,541,507	$ 16,229,912